                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

                          Morgan Stanley Balanced Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                                    VALUE
---------                                                                                -----------
            COMMON STOCKS (67.1%)
            Aerospace & Defense (1.5%)
   43,200   Northrop Grumman Corp.                                                         2,868,048
   78,260   Raytheon Co.                                                                   3,909,087
                                                                                         -----------
                                                                                           6,777,135
                                                                                         -----------
            Beverages: Alcoholic (0.7%)
   41,670   Diageo PLC (ADR) (United Kingdom)                                              3,103,165
                                                                                         -----------
            Beverages: Non-Alcoholic (1.3%)
  120,320   Coca-Cola Co. (The)                                                            5,621,350
                                                                                         -----------
            Broadcasting (0.8%)
  106,447   Clear Channel Communications, Inc.                                             3,709,678
                                                                                         -----------
            Cable/Satellite TV (0.5%)
   57,610   Comcast Corp. (Class A)*                                                       2,342,999
                                                                                         -----------
            Casino/Gaming (0.0%)
    4,685   Fitzgeralds Gaming Corp.* (a)                                                          0
                                                                                         -----------
            Chemicals: Major Diversified (2.7%)
  155,260   Bayer AG (ADR) (Germany)                                                       7,792,499
   92,910   Du Pont (E.I.) de Nemours & Co.                                                4,255,278
                                                                                         -----------
                                                                                          12,047,777
                                                                                         -----------
            Computer Processing Hardware (0.3%)
   30,282   Hewlett-Packard Co.                                                            1,173,125
                                                                                         -----------
            Department Stores (0.3%)
   21,490   Kohl's Corp.*                                                                  1,517,194
                                                                                         -----------
            Discount Stores (1.2%)
  111,090   Wal-Mart Stores, Inc.                                                          5,474,515
                                                                                         -----------
            Electric Utilities (2.9%)
   84,600   American Electric Power Co., Inc.                                              3,504,978
   64,020   Entergy Corp.                                                                  5,494,837
   66,190   FirstEnergy Corp.                                                              3,895,282
                                                                                         -----------
                                                                                          12,895,097
                                                                                         -----------
            Finance/Rental/Leasing (1.8%)
  114,870   Freddie Mac                                                                    7,924,881
                                                                                         -----------
            Financial Conglomerates (5.4%)
  192,363   Citigroup, Inc.                                                                9,648,928
  248,912   JPMorgan Chase & Co.                                                          11,808,385

   42,450   State Street Corp.                                                                                     2,726,564
                                                                                                                 -----------
                                                                                                                  24,183,877
                                                                                                                 -----------
            Food Retail (0.4%)
   24,000   Safeway Inc.                                                                                             704,640
   28,580   Supervalu, Inc.                                                                                          954,572
                                                                                                                 -----------
                                                                                                                   1,659,212
                                                                                                                 -----------
            Food: Major Diversified (1.3%)
   59,310   ConAgra Foods, Inc.                                                                                    1,550,957
  180,000   Unilever N.V. (NY Registered Shares) (Netherlands)                                                     4,356,000
                                                                                                                 -----------
                                                                                                                   5,906,957
                                                                                                                 -----------
            Food: Specialty/Candy (0.8%)
   88,100   Cadbury Schweppes PLC (ADR) (United Kingdom)                                                           3,575,979
                                                                                                                 -----------
            Household/Personal Care (0.6%)
   10,770   Kimberly-Clark Corp.                                                                                     716,420
   29,020   Procter & Gamble Co. (The)                                                                             1,839,578
                                                                                                                 -----------
                                                                                                                   2,555,998
                                                                                                                 -----------
            Industrial Conglomerates (3.4%)
  246,040   General Electric Co.                                                                                   8,638,464
   33,446   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                            1,227,803
   61,170   Siemens AG (ADR) (Germany)                                                                             5,493,678
                                                                                                                 -----------
                                                                                                                  15,359,945
                                                                                                                 -----------
            Insurance Brokers/Services (1.6%)
  236,980   Marsh & McLennan Companies, Inc.                                                                       6,976,691
                                                                                                                 -----------
            Integrated Oil (2.7%)
    3,890   BP PLC (ADR) (United Kingdom)                                                                            261,019
   70,526   ConocoPhillips                                                                                         4,248,486
   33,430   Exxon Mobil Corp.                                                                                      2,387,571
   76,270   Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)                                                 5,309,917
                                                                                                                 -----------
                                                                                                                  12,206,993
                                                                                                                 -----------
            Internet Retail (0.4%)
   48,170   Amazon.com, Inc.*                                                                                      1,834,795
                                                                                                                 -----------
            Internet Software/Services (0.5%)
   89,900   Yahoo!, Inc.*                                                                                          2,367,966
                                                                                                                 -----------
            Investment Banks/Brokers (2.3%)
    3,420   Goldman Sachs Group, Inc. (The)                                                                          649,082
   62,030   Merrill Lynch & Co., Inc.                                                                              5,422,663
  219,970   Schwab (Charles) Corp. (The)                                                                           4,007,853
                                                                                                                 -----------
                                                                                                                  10,079,598
                                                                                                                 -----------
            Life/Health Insurance (0.3%)
   83,050   Aegon N.V. (NY Registered Shares) (Netherlands)                                                        1,525,629
                                                                                                                 -----------
            Major Banks (1.6%)
   83,526   Bank of America Corp.                                                                                  4,499,546
   38,410   PNC Financial Services Group                                                                           2,689,852
                                                                                                                 -----------
                                                                                                                   7,189,398
                                                                                                                 -----------
            Major Telecommunications (4.1%)
   33,606   Embarq Corp.                                                                                           1,624,850
  102,570   France Telecom S.A. (ADR) (France)                                                                     2,677,077
  328,092   Sprint Nextel Corp.                                                                                    6,132,039

  209,707   Verizon Communications, Inc.                                                                      7,759,159
                                                                                                            -----------
                                                                                                             18,193,125
                                                                                                            -----------
            Managed Health Care (0.5%)
   20,490   CIGNA Corp.                                                                                       2,396,920
                                                                                                            -----------
            Media Conglomerates (3.3%)
   42,190   Disney (Walt) Co. (The)                                                                           1,327,297
  440,060   Time Warner, Inc.                                                                                 8,805,601
  118,120   Viacom, Inc. (Class B)*                                                                           4,597,230
                                                                                                            -----------
                                                                                                             14,730,128
                                                                                                            -----------
            Medical Specialties (0.3%)
   40,240   Applera Corp. - Applied Biosystems Group                                                          1,500,952
                                                                                                            -----------
            Motor Vehicles (0.6%)
   79,010   Honda Motor Co., Ltd. (ADR) (Japan)                                                               2,791,423
                                                                                                            -----------
            Multi-Line Insurance (0.7%)
   37,490   Hartford Financial Services Group, Inc. (The)                                                     3,268,003
                                                                                                            -----------
            Oil & Gas Pipelines (0.2%)
   34,000   Williams Companies, Inc. (The)                                                                      830,620
                                                                                                            -----------
            Oilfield Services/Equipment (0.8%)
   55,050   Schlumberger Ltd. (Netherlands Antilles)                                                          3,472,554
                                                                                                            -----------
            Other Consumer Services (0.1%)
   11,700   Block (H.&R.), Inc.                                                                                 255,762
                                                                                                            -----------
            Other Consumer Specialties (0.0%)
        0   Boyds Collection, Ltd. (The)*                                                                             0
                                                                                                            -----------
            Packaged Software (1.6%)
  353,287   Symantec Corp.*                                                                                   7,009,214
                                                                                                            -----------
            Pharmaceuticals: Major (11.2%)
  148,910   Abbott Laboratories                                                                               7,074,713
  230,920   Bristol-Myers Squibb Co.                                                                          5,715,270
   40,310   GlaxoSmithKline PLC (ADR) (United Kingdom)                                                        2,146,508
  133,920   Lilly (Eli) & Co.                                                                                 7,500,859
  185,780   Pfizer, Inc.                                                                                      4,951,037
   81,140   Roche Holdings Ltd. (ADR) (Switzerland)                                                           7,136,263
   58,810   Sanofi-Aventis (ADR) (France)                                                                     2,510,599
  354,220   Schering-Plough Corp.                                                                             7,842,431
  100,630   Wyeth                                                                                             5,135,149
                                                                                                            -----------
                                                                                                             50,012,829
                                                                                                            -----------
            Precious Metals (0.8%)
   79,760   Newmont Mining Corp.                                                                              3,610,735
                                                                                                            -----------
            Property - Casualty Insurers (3.2%)
   97,910   Chubb Corp. (The)                                                                                 5,203,917
  118,292   St. Paul Travelers Companies, Inc. (The)                                                          6,048,270
   42,310   XL Capital Ltd. (Class A) (Cayman Islands)                                                        2,984,971
                                                                                                            -----------
                                                                                                             14,237,158
                                                                                                            -----------

            Regional Banks (0.6%)
   68,120   Fifth Third Bancorp                                        2,714,582
                                                                     -----------
            Restaurants (0.3%)
   36,950   McDonald's Corp.                                           1,548,944
                                                                     -----------
            Semiconductors (1.6%)
  220,526   Intel Corp.                                                4,706,025
  178,230   Micron Technology, Inc.*                                   2,575,424
                                                                     -----------
                                                                       7,281,449
                                                                     -----------
            Specialty Stores (0.4%)
   36,760   Office Depot, Inc.*                                        1,543,552
                                                                     -----------
            Telecommunication Equipment (0.4%)
   82,267   Motorola, Inc.                                             1,897,077
                                                                     -----------
            Tobacco (1.1%)
   58,090   Altria Group, Inc.                                         4,724,460
                                                                     -----------
            TOTAL COMMON STOCKS (Cost $251,108,844)                  300,029,441
                                                                     -----------

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE        VALUE
---------                                                           ------    --------   ------------
            CORPORATE BONDS (7.9%)
            Aerospace & Defense (0.2%)
$     340   Northrop Grumman Corp.                                   4.079%   11/16/06        339,828
       80   Raytheon Co.                                              6.15    11/01/08         81,385
      569   Systems 2001 Asset Trust - 144A** (Cayman Islands)       6.664    09/15/13        599,866
                                                                                         ------------
                                                                                            1,021,079
                                                                                         ------------
            Air Freight/Couriers (0.1%)
      320   FedEx Corp.                                               2.65    04/01/07        316,362
                                                                                         ------------
            Airlines (0.2%)
      433   America West Airlines, Inc. (Series 01-1)                 7.10    04/02/21        447,337
      270   Southwest Airlines Co. (Series 01-1)                     5.496    11/01/06        270,127
                                                                                         ------------
                                                                                              717,464
                                                                                         ------------
            Beverages: Alcoholic (0.2%)
      400   FBG Finance Ltd. - 144A** (Australia)                    5.125    06/15/15        381,526
      440   Miller Brewing Co. - 144A**                               4.25    08/15/08        431,833
                                                                                         ------------
                                                                                              813,359
                                                                                         ------------
            Cable/Satellite TV (0.1%)
      230   Comcast Cable Communications, Inc.                        6.75    01/30/11        242,113
       60   Comcast Corp.                                            7.625    02/15/08         61,610
      185   TCI Communications, Inc.                                 7.875    02/15/26        212,150
                                                                                         ------------
                                                                                              515,873
                                                                                         ------------
            Casino/Gaming (0.1%)
      165   Harrahs Operating Co., Inc.                               6.50    06/01/16        145,476
      655   Harrah's Operating Co., Inc.                             5.625    06/01/15        553,037
                                                                                         ------------
                                                                                              698,513
                                                                                         ------------
            Chemicals: Major Diversified (0.0%)
      240   ICI Wilmington Inc.                                      4.375    12/01/08        234,927
                                                                                         ------------
            Computer Processing Hardware (0.1%)
      355   Hewlett-Packard Co.                                      5.524+   05/22/09        355,704
                                                                                         ------------

            Department Stores (0.1%)
       50   Federated Department Stores, Inc.                        6.625    09/01/08         50,942
       80   May Department Stores Co.                                 5.95    11/01/08         80,634
      330   May Department Stores Co.                                 6.70    07/15/34        333,078
                                                                                         ------------
                                                                                              464,654
                                                                                         ------------
            Drugstore Chains (0.0%)
      110   CVS Corp.                                                 5.75    08/15/11        111,802
                                                                                         ------------
            Electric Utilities (1.0%)
      430   Ameren Corp.                                             4.263    05/15/07        427,170
      425   Arizona Public Service Co.                                5.80    06/30/14        426,446
      120   Arizona Public Service Co.                                6.75    11/15/06        120,044
      360   Carolina Power & Light Co.                               5.125    09/15/13        356,328
      465   CC Funding Trust I                                        6.90    02/16/07        466,800
      120   Consolidated Natural Gas Co. (Series A)                   5.00    12/01/14        114,744
      360   Consolidated Natural Gas Co. (Series C)                   6.25    11/01/11        372,555
      265   Consumers Energy Co.                                      4.80    02/17/09        261,895
      200   Detroit Edison Co. (The)                                 6.125    10/01/10        206,154
      145   Entergy Gulf States, Inc.                                 3.60    06/01/08        140,910
      285   Entergy Gulf States, Inc.                                 5.80+   12/01/09        284,487
      330   Ohio Power Company - IBC (Series K)                       6.00    06/01/16        341,321
      100   Panhandle Eastern Pipe Line Co. (Series B)                2.75    03/15/07         98,979
      245   Public Service Electric & Gas Co. (Series MTNB)           5.00    01/01/13        241,250
      180   Texas Eastern Transmission, LP                            7.00    07/15/32        203,540
      315   Wisconsin Electric Power Co.                              3.50    12/01/07        309,377
                                                                                         ------------
                                                                                            4,372,000
                                                                                         ------------
            Electrical Products (0.2%)
      365   Cooper Industries, Inc.                                   5.25    07/01/07        363,534
      340   Cooper Industries, Inc.                                   5.25    11/15/12        339,189
                                                                                         ------------
                                                                                              702,723
                                                                                         ------------
            Electronics/Appliances (0.1%)
      260   LG Electronics Inc. - 144A** (South Korea)                5.00    06/17/10        253,953
                                                                                         ------------
            Finance/Rental/Leasing (0.6%)
       50   CIT Group, Inc.                                          7.375    04/02/07         50,418
      560   Countrywide Home Loans, Inc. (Series MTN)                 3.25    05/21/08        543,860
      555   MBNA Corp.                                                5.91+   05/05/08        558,943
      535   Nationwide Building Society - 144A** (United Kingdom)     4.25    02/01/10        519,818
      665   Residential Capital Corp.                                6.375    06/30/10        675,444
      255   SLM Corp.                                                 4.00    01/15/10        246,482
                                                                                         ------------
                                                                                            2,594,965
                                                                                         ------------
            Financial Conglomerates (0.5%)
    1,000   Associates Corp. of North America                         6.25    11/01/08      1,020,130
       55   Bank One Corp. (Series MTNA)                              6.00    02/17/09         55,946
      485   Chase Manhattan Corp.                                     6.00    02/15/09        492,683
       90   Chase Manhattan Corp.                                     7.00    11/15/09         94,355
      290   CIT Group Inc. (Series MTN)                               4.75    08/15/08        287,851
      245   General Electric Capital Corp.                            4.25    12/01/10        238,153
                                                                                         ------------
                                                                                            2,189,118
                                                                                         ------------
            Food Retail (0.1%)
      330   Fred Meyer, Inc.                                          7.45    03/01/08        338,300
                                                                                         ------------
            Food: Major Diversified (0.1%)
      170   ConAgra Foods, Inc.                                       7.00    10/01/28        185,197
      195   ConAgra Foods, Inc.                                       8.25    09/15/30        240,338

      115   Kraft Foods Inc.                                          5.25    06/01/07        114,830
                                                                                         ------------
                                                                                              540,365
                                                                                         ------------
            Forest Products (0.0%)
       19   Weyerhaeuser Co.                                         6.125    03/15/07         19,011
                                                                                         ------------
            Gas Distributors (0.1%)
      285   NiSource Finance Corp.                                   5.968+   11/23/09        285,211
      270   Sempra Energy                                            4.621    05/17/07        268,927
                                                                                         ------------
                                                                                              554,138
                                                                                         ------------
            Home Furnishings (0.1%)
      240   Mohawk Industries, Inc. (Series D)                        7.20    04/15/12        251,330
                                                                                         ------------
            Hotels/Resorts/Cruiselines (0.1%)
      425   Hyatt Equities LLC - 144A**                              6.875    06/15/07        427,486
                                                                                         ------------
            Household/Personal Care (0.1%)
      515   Clorox Co. (The)                                         5.515+   12/14/07        516,035
                                                                                         ------------
            Industrial Conglomerates (0.1%)
      295   Textron Financial Corp.                                  4.125    03/03/08        290,375
      315   Textron Financial Corp. (Series MTN)                     5.125    02/03/11        314,252
                                                                                         ------------
                                                                                              604,627
                                                                                         ------------
            Insurance Brokers/Services (0.2%)
      925   Farmers Exchange Capital - 144A**                         7.05    07/15/28        972,454
                                                                                         ------------
            Major Banks (0.4%)
      170   Bank of New York Co., Inc. (The)                          5.20    07/01/07        169,960
      250   Bank of New York Co., Inc. (The) (Series BKNT)            3.80    02/01/08        245,650
      225   HSBC Finance Corp.                                        6.75    05/15/11        239,127
      250   Huntington National Bank (Series BKNT)                   4.375    01/15/10        243,456
      260   Popular North America Inc. (Series MTN)                   5.65    04/15/09        261,124
      685   Unicredit Luxembourg Finance S.A. - 144A**               5.426+   10/24/08        685,265
                                                                                         ------------
                                                                                            1,844,582
                                                                                         ------------
            Major Telecommunications (0.5%)
      405   France Telecom SA (France)                                8.50    03/01/31        539,721
      230   SBC Communications, Inc.                                  6.15    09/15/34        230,743
      110   Sprint Capital Corp.                                      8.75    03/15/32        136,291
      210   Telecom Italia Capital SA (Luxembourg)                    4.00    11/15/08        204,398
      330   Telecom Italia Capital SA (Luxembourg)                    4.00    01/15/10        314,546
      405   Telefonica Europe BV (Netherlands)                        8.25    09/15/30        492,278
      400   Verizon New England Inc.                                  6.50    09/15/11        412,663
                                                                                         ------------
                                                                                            2,330,640
                                                                                         ------------
            Managed Health Care (0.0%)
       30   WellPoint Inc.                                            3.75    12/14/07         29,481
                                                                                         ------------
            Media Conglomerates (0.2%)
      150   News America Holdings, Inc.                               7.75    02/01/24        168,876
       20   News America Inc.                                        7.125    04/08/28         21,337
      145   News America, Inc.                                        7.28    06/30/28        157,237

      400   Viacom, Inc.                                             6.875   04/30/36        404,049
                                                                                        ------------
                                                                                             751,499
                                                                                        ------------
            Motor Vehicles (0.1%)
      225   DaimlerChrysler North American Holdings Co.               8.50   01/18/31        271,139
                                                                                        ------------
            Multi-Line Insurance (0.4%)
    1,015   AIG SunAmerica Global Financing VI - 144A**               6.30   05/10/11      1,062,111
      375   American General Finance Corp. (Series MTNH)             4.625   09/01/10        366,804
       20   American General Finance Corp. (Series MTNI)             4.625   05/15/09         19,684
      195   AXA Financial, Inc.                                       6.50   04/01/08        198,239
      190   International Lease Finance Corp.                         3.75   08/01/07        187,642
                                                                                        ------------
                                                                                           1,834,480
                                                                                        ------------
            Oil & Gas Pipelines (0.1%)
      150   Kinder Morgan Energy Partners, L.P.                      5.125   11/15/14        143,429
      325   Plains All American Pipeline L.P/PAA Finance Corp. -
               144A**                                                 6.70   05/15/36        338,074
                                                                                        ------------
                                                                                             481,503
                                                                                        ------------
            Other Metals/Minerals (0.1%)
      405   Brascan Corp. (Canada)                                   7.125   06/15/12        434,722
                                                                                        ------------
            Property - Casualty Insurers (0.5%)
      660   Mantis Reef Ltd. - 144A** (Australia)                    4.692   11/14/08        649,093
      135   Platinum Underwriters Finance Inc. (Series B)             7.50   06/01/17        141,568
      335   Platinum Underwriters Holdings, Ltd. (Series B)
               (Bahamas)                                             6.371   11/16/07        332,788
      470   St. Paul Travelers Companies, Inc. (The)                  5.01   08/16/07        467,484
      630   XLLIAC Global Funding - 144A**                            4.80   08/10/10        619,051
                                                                                        ------------
                                                                                           2,209,984
                                                                                        ------------
            Railroads (0.2%)
      210   Burlington North Santa Fe Railway Co.                    6.125   03/15/09        214,243
      260   Norfolk Southern Corp.                                    7.35   05/15/07        262,640
       95   Union Pacific Corp.                                      6.625   02/01/08         96,366
      150   Union Pacific Corp. (Series MTNE)                         6.79   11/09/07        151,596
                                                                                        ------------
                                                                                             724,845
                                                                                        ------------
            Real Estate Development (0.2%)
      359   World Financial Properties - 144A**                       6.95   09/01/13        378,203
      666   World Financial Properties - 144A**                       6.91   09/01/13        700,583
                                                                                        ------------
                                                                                           1,078,786
                                                                                        ------------
            Real Estate Investment Trusts (0.0%)
      185   EOP Operating LP                                         6.763   06/15/07        186,388
                                                                                        ------------
            Regional Banks (0.1%)
      660   Marshall & Ilsley Bank (Series BKNT)                      3.80   02/08/08        647,265
                                                                                        ------------
            Restaurants (0.1%)
      220   Tricon Global Restaurants, Inc.                          8.875   04/15/11        249,086
                                                                                        ------------
            Savings Banks (0.4%)
      280   Household Finance Corp.                                  4.125   12/15/08        274,629
      175   Household Finance Corp.                                  5.875   02/01/09        177,923
      135   Household Finance Corp.                                  6.375   10/15/11        141,806
      255   Household Finance Corp.                                   6.40   06/17/08        259,872
      200   Sovereign Bank (Series CD)                                4.00   02/01/08        196,724
      290   Washington Mutual Bank                                    5.50   01/15/13        290,709
      295   Washington Mutual Inc.                                    8.25   04/01/10        320,088
                                                                                        ------------
                                                                                           1,661,751
                                                                                        ------------
            Trucks/Construction/Farm Machinery (0.1%)
      110   Caterpillar Financial Services Corp. (Series MTNF)       3.625   11/15/07        108,128

      525   Caterpillar Financial Services Corp. (Series MTNF)       5.463+  08/20/07        525,634
                                                                                        ------------
                                                                                             633,762
                                                                                        ------------
            Wireless Telecommunications (0.1%)
      435   Vodafone Group PLC (United Kingdom)                      5.457+  12/28/07        435,274
                                                                                        ------------
            TOTAL CORPORATE BONDS (Cost $35,620,933)                                      35,391,429
                                                                                        ------------
            U.S GOVERNMENT OBLIGATIONS (9.8%)
            U.S. Treasury Bonds
      200   .....................................................    6.125   08/15/29        236,891
      225   .....................................................    6.375   08/15/27        271,160
    9,650   .....................................................    7.625   02/15/25     12,919,700
   10,255   .....................................................    8.125   08/15/19-
                                                                             08/15/21     13,812,080
            U.S. Treasury Notes
   12,740   +++..................................................     4.25   08/15/13     12,502,232
    1,900   .....................................................     4.25   11/15/13      1,862,817
    4,190   U.S. Treasury Strips.................................     0.00   08/15/20      2,163,917
                                                                                        ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $43,334,184)                          43,768,797
                                                                                        ------------
            MORTGAGE-BACKED SECURITIES (7.1%)
            Federal Home Loan Mortgage Corp. Gold
      137   .....................................................     6.50   01/01/31        141,017
      405   .....................................................     7.50    10/0/29-
                                                                             06/01/32        420,695
            Federal National Mortgage Assoc.
      715   .....................................................     6.50   07/01/32-
                                                                             08/01/32        732,342
    4,630   .....................................................     7.00   07/01/18-
                                                                             11/01/35      4,780,409
      950   .....................................................     7.00         ++        977,016
    1,612   .....................................................    7.053   05/01/36      1,668,739
    2,121   .....................................................     7.50   08/01/23-
                                                                             09/01/35      2,212,002
      766   .....................................................     8.00   05/01/24-
                                                                             02/01/32        808,616
        9   .....................................................     9.50   12/01/20         10,066
            Federal National Mortgage Assoc. (ARM)
      499                                                            5.908   07/01/33        505,467
    3,027   .....................................................    6.552   01/01/36      3,132,521
    1,439                                                             6.56   03/01/36      1,489,515
    3,120                                                            6.565   01/01/36      3,228,107
    1,579   .....................................................    6.605   03/01/36      1,633,982
    1,521                                                            7.035   07/01/36      1,559,250
    1,558                                                             7.04   05/01/36      1,613,567
    1,055                                                            7.053   07/01/36      1,081,942
    3,021                                                            7.061   04/01/36      3,148,238
    1,947                                                            7.077   04/01/36      2,016,043

      130   Federal National Mortgage Assoc. Dwarf                    7.00   07/01/11-
                                                                             06/01/12        133,684
            Government National Mortgage Assoc.
      162   .....................................................     7.50   08/15/25-
                                                                             06/15/27        169,391

      154   .....................................................     8.00   04/15/26-
                                                                             08/15/26        163,569
                                                                                        ------------
            TOTAL MORTGAGE-BACKED SECURITIES (Cost $31,639,191)                           31,626,178
                                                                                        ------------
            ASSET-BACKED SECURITIES (6.4%)
            Finance/Rental/Leasing
    1,000   American Express Credit Account Master Trust 2002-3 A     5.43+  12/15/09      1,001,318
    1,875   American Express Credit Account Master Trust 2003-3 A     5.43+  11/15/10      1,878,933
    1,075   Banc of America Securities Auto Trust 2005-WF1 A3         3.99   08/18/09      1,064,498
      250   Capital Auto Receivables Asset Trust 2002-3 A -
               144A**                                                 5.31   10/20/09        250,549
      437   Capital Auto Receivables Asset Trust 2004-2 A             3.35   02/15/08        435,222
    1,075   Capital Auto Receivables Asset Trust 2005-1 A4            4.05   07/15/09      1,066,303
      941   Caterpillar Financial Asset Trust 2005-A A3               3.90   02/25/09        934,149
      375   Caterpillar Financial Asset Trust 2006-A A3               5.57   05/25/10        378,325
      211   CIT Equipment Collateral 2004-EF1 A3                      3.50   09/20/08        208,888
      700   CNH Equipment Trust 2005-A A3                             4.02   04/15/09        694,525
    1,350   CNH Equipment Trust 2005-B A3                             4.27   01/15/10      1,334,412
      823   DaimlerChrysler Auto Trust 2005-B A3                      4.04   09/08/09        817,104
      591   Ford Credit Auto Owner Trust 2005-B A3                    4.17   01/15/09        587,723
      650   Ford Credit Auto Owner Trust 2006-A A3                    5.05   03/15/10        649,059
    1,075   GE Equipment Small Ticket LLC -2005-2A                    4.88   10/22/09      1,071,398
      250   GS Auto Loan Trust  2006-1 A3                             5.37   12/15/10        251,203
      150   Harley Davidson Motorcycle Trust 2005-3 A2                4.41   06/15/12        148,535
    1,300   Harley-Davidson Motorcycle Trust 2005-1 A2                3.76   12/17/12      1,277,613
      775   Harley-Davidson Motorcycle Trust 2005-2 A2                4.07   02/15/12        762,107
      650   Hertz Vehicle Financing LLC 2005-2A A2                    4.93   02/25/10        647,494
      562   Honda Auto Receivables Owner Trust 2005-2 A3              3.93   01/15/09        557,613
      975   Honda Auto Receivables Owner Trust 2005-3 A3              3.87   04/20/09        965,330
      875   Honda Auto Receivables Owner Trust 2005-6 A3              4.85   10/19/09        872,251
      675   Hyundai Auto Receivables Trust 2005-A A3                  3.98   11/16/09        666,979
      290   MBNA Master Credit Card Trust 1999-B A                    5.90   08/15/11        296,316
    1,200   Merrill Auto Trust Securitization 2005-1 A3               4.10   08/25/09      1,189,445
      850   National City Auto Receivables Trust 2004-A A4            2.88   05/15/11        832,061
    1,213   Nissan Auto Receivables Owner Trust 2005-B A3             3.99   07/15/09      1,202,668
      250   TXU Electric Delivery Transition Bond Co. LLC 2004-1
               A2                                                     4.81   11/17/14        246,571
    1,400   USAA Auto Owner Trust 2004-2 A-4                          3.58   02/15/11      1,381,017
      685   USAA Auto Owner Trust 2004-3 A3                           3.16   02/17/09        680,021
      674   USAA Auto Owner Trust 2005-1 A3                           3.90   07/15/09        669,045
      601   Volkswagen Auto Lease Trust 2005-A A3                     3.82   05/20/08        597,863
    1,125   Volkswagen Auto Loan Enhanced Trust 2005-1 A3             4.80   07/20/09      1,121,111
      232   Wachovia Auto Owner Trust 2004-B A3                       2.91   04/20/09        229,018
      600   Wachovia Auto Owner Trust 2005-A A3                       4.06   09/21/09        595,323
      875   Wachovia Auto Owner Trust 2005-B A3                       4.79   04/20/10        871,527
      193   World Omni Auto Receivables Trust 2004-A A3               3.29   11/12/08        192,106
                                                                                        ------------
            TOTAL ASSET-BACKED SECURITIES (Cost $28,800,897)                              28,625,623
                                                                                        ------------

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
      977   Federal Home Loan Mortgage Corp. Whole Loan 2005-S001
               2A2                                                    5.47+  09/25/45        981,402
     1517   Federal National Mortgage Assoc. 2006-28 1A1              5.43+  03/25/36      1,516,725
    17715   Federal National Mortgage Assoc. 2006-28 1P (IO)         1.153+  03/25/36        426,257
     2152   Federal National Mortgage Assoc. 2005-68 XI (IO)          6.00   08/25/35        724,060
                                                                                        ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $3,322,277)                                                           3,648,444
                                                                                        ------------

NUMBER OF
CONTRACTS
---------
            PUT OPTION PURCHASED (0.0%)
      387   90 day Euro $ June/2007 @ $94.25 (Cost $123,183)                                  16,931
                                                                                        ------------

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE
---------                                                           ------   --------
            SHORT-TERM INVESTMENTS (3.3%)
            U.S. GOVERNMENT OBLIGATION (b) (0.1%)
$     650   U.S. Treasury Bill*** (Cost $643,475)                     5.09%  01/11/07        643,475
                                                                                        ------------
            REPURCHASE AGREEMENT (3.2%)
   14,179   Joint repurchase agreement account
               (dated 10/31/06; proceeds $14,181,085) (c)
               (Cost $14,179,000)                                    5.295   11/01/06     14,179,000
                                                                                        ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $14,822,475)                               14,822,475
                                                                                        ------------
            TOTAL INVESTMENTS (Cost $408,771,984) (d) (e)            102.4%              457,929,318
            LIABILITIES IN EXCESS OF OTHER ASSETS                     (2.4)              (10,613,178)
                                                                    ------              ------------
            NET ASSETS                                               100.0%             $447,316,140
                                                                    ======              ============

----------
ADR  American Depositary Receipt.

ARM  Adjustable Rate Mortgage.

IO   Interest Only Security.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

*** This security has been physically segregated in connection with open futures contracts in the amount of $26,482.

+ Floating rate security; rate shown is the rate in effect at October 31, 2006.

++ Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

+++  Security purchased on a forward commitment basis.

(a) A security with a total market value equal to $0 have been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(b) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)  Collateralized by federal agency and U.S. Treasury obligations.

(d) Securities have been designated as collateral in an amount equal to $46,348,353 in connection with open futures contracts and securities purchased on a forward commitment basis.

(e) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $56,379,831 and the aggregate gross unrealized depreciation is $7,222,497, resulting in net unrealized appreciation of $49,157,334.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2006:

NUMBER OF                      DESCRIPTION, DELIVERY         UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT             MONTH AND YEAR            AMOUNT AT VALUE   APPRECIATION
---------   ----------   ---------------------------------   ---------------   ------------
      167   Long         U.S. Treasury Notes 5 Year,
                            December 2006                      $ 17,628,938      $ 93,101
        2   Long         U.S. Treasury Bonds 20 Year,
                            December 2006                           225,313         3,682
       76   Short        U.S. Treasury Notes 2 Year,
                            December 2006                       (15,534,876)      (30,518)
                                                                                 --------
                         Total Unrealized Appreciation .....................     $ 66,265
                                                                                 ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's/Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
December 19, 2006


                                        3